CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 10.5	$ 74.0
Restricted cash	162.4
Accounts receivable	530.4	358.4
Contract assets	129.4	174.9
Amounts receivable from affiliated corporations	17.8	12.7
Inventories	153.4	119.9
Other current assets	116.0	103.4
Total current assets	1,119.9	843.3
Non-current assets
Property, plant and equipment	2,761.6	2,879.5
Intangible assets	2,212.0	1,351.4
Right-of-use assets.	122.9	111.3
Goodwill	542.6	538.1
Derivative financial instruments	140.5	353.7
Investment in an affiliated corporation	1,595.0	1,595.0
Promissory note to the parent corporation	160.0	160.0
Other assets	251.3	287.3
Total non-current assets	7,785.9	7,276.3
Total assets	8,905.8	8,119.6
Current liabilities
Accounts payable, accrued charges and provisions	568.4	608.0
Amounts payable to affiliated corporations	89.2	67.9
Deferred revenue	284.9	275.7
Deferred subsidies	162.4
Income taxes	36.0	59.1
Current portion of lease liabilities	35.0	32.0
Total current liabilities	1,175.9	1,042.7
Non-current liabilities
Long-term debt	5,380.1	4,111.5
Subordinated loan from the parent corporation	1,595.0	1,595.0
Lease liabilities	118.8	110.3
Derivative financial instruments	23.3	28.4
Deferred income taxes	762.7	790.6
Other liabilities	188.3	252.6
Total non-current liabilities	8,068.2	6,888.4
Equity
Capital stock	295.6	1,015.6
Deficit	(613.5)	(721.8)
Accumulated other comprehensive loss	(20.8)	(105.7)
Equity attributable to the shareholder	(338.7)	188.1
Non-controlling interests	0.4	0.4
Total equity	(338.3)	188.5
Commitments and contingencies
Total liabilities and equity	$ 8,905.8	$ 8,119.6